Mar. 07, 2017
WBI Power FactorTM High Dividend ETF
WBI Power FactorTM High Dividend ETF
WBI Power FactorTM High Dividend ETF (WBIY) Supplement dated March 7, 2017 to the Summary Prospectus and Prospectus each dated December 6, 2016
The “Principal Investment Strategies” sections on page 3 of the Summary Prospectus and Prospectus are modified by replacing the second paragraph thereof with the following:

In particular, the Underlying Index is designed to select equity securities from the Parent Index with an above-average forecasted dividend yield, scored on the basis of three fundamental value characteristics (the “Power FactorsTM”): Trailing 12-month diluted earnings from continuing operations to price ratio (E/P); Trailing 12-month free cash flow to price ratio (CF/P); and Trailing 12-month sales to price ratio (S/P).

Please retain this Supplement with your Summary Prospectus and Prospectus.